Note 7 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about income tax expense (benefit) [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2018	2017	2016

Current tax	343,104	184,016	174,410
Deferred tax	(113,897)	(100,432)	(132,969)
	229,207	83,584	41,441
From discontinued operations	-	(100,720)	(24,339)
	229,207	(17,136)	17,102

Disclosure of difference between income before tax and the theoretical amount that would arise using tax rate in each country [text block]
	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2018	2017	2016

Income before income tax	1,103,107	427,711	34,430

Tax calculated at the tax rate in each country	207,422	6,456	(91,628)
Non taxable income / Non deductible expenses, net	(57,591)	40,298	51,062
Changes in the tax rates	1,824	(62,968)	4,720
Effect of currency translation on tax base (*)	77,552	(922)	105,758
Accrual / Utilization of previously unrecognized tax losses	-	-	(52,810)
Tax charge	229,207	(17,136)	17,102